Interests in Other Entities - Summary of Interest in Other Entities - Parent (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	£ 73	£ 61
Santander UK Group Holdings plc [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	13,313	12,818
Santander UK Group Holdings plc [member] | Fellow Subsidiaries [member] | Ordinary Share Capital [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	11,268	11,268
Santander UK Group Holdings plc [member] | 500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	495
Santander UK Group Holdings plc [member] | 750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	750	750
Santander UK Group Holdings plc [member] | 300m Perpetual Capital Securities [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	300	300
Santander UK Group Holdings plc [member] | 500m Perpetual Capital Securities [member]
Disclosure of subsidiaries [line items]
Interests in ordinary shares of subsidiaries	£ 500	£ 500